Leases -Summary of Supplemental cash flow information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
Cash payments for operating leases	¥ 3,014	$ 437	¥ 4,238
ROU assets obtained in exchange for operating lease liabilities	¥ 2,559	$ 371	¥ 4,434